Quarterly Holdings Report
for
Fidelity® Series Overseas Fund
July 31, 2026
SOV-NPRT3-0926
1.9894005.107
Common Stocks - 96.9%
	Shares	Value ($)
AUSTRALIA - 1.5%
Materials - 1.5%
Metals & Mining - 1.5%
Rio Tinto PLC	2,752,000	267,410,903
BELGIUM - 1.4%
Financials - 1.4%
Banks - 1.4%
KBC Group NV	1,727,365	248,291,700
CANADA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Franco-Nevada Corp	665,400	141,562,147
CHINA - 0.8%
Industrials - 0.8%
Electrical Equipment - 0.8%
Contemporary Amperex Technology Co Ltd A Shares (China)	2,501,300	146,556,534
DENMARK - 1.0%
Industrials - 1.0%
Air Freight & Logistics - 1.0%
DSV A/S	866,712	187,314,678
FRANCE - 6.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	5,354,700	102,315,977
Consumer Staples - 0.9%
Food Products - 0.9%
Danone SA	2,203,913	171,433,860
Industrials - 3.0%
Aerospace & Defense - 2.6%
Safran SA	1,202,700	472,638,666
Electrical Equipment - 0.4%
Legrand SA	459,300	69,827,038
TOTAL INDUSTRIALS		542,465,704
Materials - 2.1%
Chemicals - 2.1%
Air Liquide SA	1,908,778	376,045,558
TOTAL FRANCE		1,192,261,099
GERMANY - 7.0%
Financials - 2.6%
Insurance - 2.6%
Allianz SE	960,633	478,493,635
Industrials - 3.7%
Aerospace & Defense - 0.8%
Rheinmetall AG	108,557	143,506,835
Electrical Equipment - 1.7%
Siemens Energy AG	1,774,700	303,195,184
Industrial Conglomerates - 1.2%
Siemens AG	650,570	213,157,034
TOTAL INDUSTRIALS		659,859,053
Materials - 0.7%
Construction Materials - 0.7%
Heidelberg Materials AG	725,282	135,022,148
TOTAL GERMANY		1,273,374,836
HONG KONG - 1.1%
Financials - 1.1%
Insurance - 1.1%
AIA Group Ltd	19,232,398	193,879,848
IRELAND - 0.9%
Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	1,735,200	160,575,907
ISRAEL - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Tower Semiconductor Ltd (United States) (a)	196,321	43,125,833
ITALY - 5.7%
Financials - 5.1%
Banks - 4.3%
FinecoBank Banca Fineco SpA	7,727,385	211,097,658
Intesa Sanpaolo SpA	43,792,900	331,044,219
UniCredit SpA	2,432,867	229,448,224
		771,590,101
Insurance - 0.8%
Generali	2,968,214	150,426,252
TOTAL FINANCIALS		922,016,353
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	1,632,939	97,258,169
Industrials - 0.1%
Machinery - 0.1%
Interpump Group SpA	658,300	26,371,782
TOTAL ITALY		1,045,646,304
JAPAN - 20.9%
Communication Services - 0.2%
Entertainment - 0.2%
Capcom Co Ltd (d)	1,192,300	29,951,013
Consumer Discretionary - 2.2%
Automobile Components - 0.3%
Sumitomo Electric Industries Ltd	4,763,000	63,038,770
Hotels, Restaurants & Leisure - 0.4%
Food & Life Cos Ltd	2,313,100	80,758,321
Household Durables - 1.5%
Panasonic Holdings Corp	10,019,900	264,950,878
TOTAL CONSUMER DISCRETIONARY		408,747,969
Consumer Staples - 1.5%
Food Products - 1.5%
Ajinomoto Co Inc	8,786,135	270,950,233
Financials - 4.2%
Banks - 4.2%
Mitsubishi UFJ Financial Group Inc	21,101,300	471,329,142
Mizuho Financial Group Inc	5,571,900	288,870,704
TOTAL FINANCIALS		760,199,846
Health Care - 2.5%
Health Care Equipment & Supplies - 1.9%
Hoya Corp	2,239,260	342,420,979
Pharmaceuticals - 0.6%
Takeda Pharmaceutical Co Ltd	3,488,500	119,779,886
TOTAL HEALTH CARE		462,200,865
Industrials - 5.8%
Industrial Conglomerates - 2.3%
Hitachi Ltd	12,794,100	419,269,762
Machinery - 3.5%
Daifuku Co Ltd	1,442,100	53,121,505
Ebara Corp	4,537,100	154,023,667
Kawasaki Heavy Industries Ltd	8,243,300	140,833,980
Mitsubishi Heavy Industries Ltd	11,783,991	275,301,583
		623,280,735
TOTAL INDUSTRIALS		1,042,550,497
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
Advantest Corp	2,203,300	435,332,294
Disco Corp	347,000	124,029,739
Kioxia Holdings Corp (a)	317,300	88,443,072
Renesas Electronics Corp	8,769,000	175,763,720
TOTAL INFORMATION TECHNOLOGY		823,568,825
TOTAL JAPAN		3,798,169,248
NETHERLANDS - 6.6%
Consumer Staples - 0.2%
Food Products - 0.2%
Magnum Ice Cream Co NV/The (a)	2,511,400	46,903,955
Information Technology - 6.4%
Semiconductors & Semiconductor Equipment - 6.4%
ASM International NV	271,827	251,141,993
ASML Holding NV	553,466	912,081,793
TOTAL INFORMATION TECHNOLOGY		1,163,223,786
TOTAL NETHERLANDS		1,210,127,741
PHILIPPINES - 0.3%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
International Container Terminal Services Inc	3,142,000	49,338,537
SPAIN - 8.6%
Financials - 6.0%
Banks - 6.0%
Banco Santander SA	43,642,536	620,696,123
CaixaBank SA	32,902,300	477,950,230
TOTAL FINANCIALS		1,098,646,353
Utilities - 2.6%
Electric Utilities - 2.6%
Iberdrola SA (d)	19,671,159	468,420,408
TOTAL SPAIN		1,567,066,761
SWEDEN - 2.0%
Industrials - 2.0%
Building Products - 1.2%
Assa Abloy AB B Shares	5,768,600	214,048,430
Machinery - 0.8%
Indutrade AB	6,029,277	151,203,645
TOTAL INDUSTRIALS		365,252,075
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(c)	206,997	1,840,366
TOTAL SWEDEN		367,092,441
SWITZERLAND - 2.2%
Financials - 1.8%
Insurance - 1.8%
Zurich Insurance Group AG	429,576	327,220,147
Health Care - 0.4%
Pharmaceuticals - 0.4%
Galderma Group AG	347,021	75,515,760
TOTAL SWITZERLAND		402,735,907
TAIWAN - 2.3%
Industrials - 0.2%
Electrical Equipment - 0.2%
Bizlink Holding Inc	606,000	38,601,451
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	5,177,684	383,146,655
TOTAL TAIWAN		421,748,106
UNITED KINGDOM - 15.9%
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 1.4%
Compass Group PLC	7,963,460	252,521,317
Consumer Staples - 2.0%
Tobacco - 2.0%
British American Tobacco PLC	5,857,300	355,309,350
Financials - 2.6%
Banks - 2.6%
NatWest Group PLC	49,274,641	464,789,517
Health Care - 1.9%
Pharmaceuticals - 1.9%
Astrazeneca PLC	2,024,724	344,704,766
Industrials - 5.9%
Aerospace & Defense - 4.8%
BAE Systems PLC	10,678,255	302,294,280
Rolls-Royce Holdings PLC	28,936,300	577,269,296
		879,563,576
Trading Companies & Distributors - 1.1%
Diploma PLC	2,064,850	203,708,396
TOTAL INDUSTRIALS		1,083,271,972
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Halma PLC	4,765,996	226,745,000
Utilities - 0.9%
Electric Utilities - 0.9%
SSE PLC	5,458,100	172,440,132
TOTAL UNITED KINGDOM		2,899,782,054
UNITED STATES - 11.2%
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 1.5%
InterContinental Hotels Group PLC	1,684,141	270,641,459
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Shell PLC	2,637,087	120,703,970
Health Care - 2.2%
Pharmaceuticals - 2.2%
Roche Holding AG	902,865	394,895,249
Industrials - 4.3%
Commercial Services & Supplies - 1.2%
Waste Connections Inc	1,269,300	212,635,027
Electrical Equipment - 3.1%
Schneider Electric SE	1,681,731	565,037,414
TOTAL INDUSTRIALS		777,672,441
Materials - 2.6%
Construction Materials - 2.6%
CRH PLC	2,520,800	239,501,208
Holcim AG	2,544,240	231,078,525
TOTAL MATERIALS		470,579,733
TOTAL UNITED STATES		2,034,492,852
TOTAL COMMON STOCKS (Cost $12,988,982,930)		17,650,553,436

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	569,776,737	569,890,692
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	29,255,134	29,258,060
TOTAL MONEY MARKET FUNDS (Cost $599,133,695)			599,148,752

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $13,588,116,625)	18,249,702,188
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(32,374,263)
NET ASSETS - 100.0%	18,217,327,925

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,840,366 or 0.0% of net assets.

(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	13,688,300

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	250,184,713	4,563,114,048	4,243,407,483	10,103,636	(15,643)	15,057	569,890,692	569,776,737
Fidelity Securities Lending Cash Central Fund	-	1,146,214,810	1,116,946,771	193,542	(9,979)	-	29,258,060	29,255,134
	250,184,713	5,709,328,858	5,360,354,254	10,297,178	(25,622)	15,057	599,148,752

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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